UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: NONE (first filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO       February 17, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         43
Form 13F Information Table Value Total:   $134,695
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE


                                      TITLE
                                       OF               VALUE   SHRS OR            INVESTMENT         VOTING AUTHORITY
NAME OF ISSUER                        CLASS   CUSIP   (X$1000)  PRN AMT   SH/ PRN  DISCRETION   SOLE   SHARED   NONE

EXXON MOBIL CORPORATION              COM    30231G102     9,405   117,812   SH        SOLE                     117,812
WAL-MART STORES                      COM    931142103     9,139   163,024   SH        SOLE                     163,024
ABBOTT LABS                          COM    002824100     8,539   160,000   SH        SOLE                     160,000
BERKSHIRE HATHAWAY                   COM    084670108     5,796        60   SH        SOLE                          60
UNION PACIFIC CORPORATION            COM    907818108     5,736   120,000   SH        SOLE                     120,000
PEPSICO INCORPORATED                 COM    713448108     5,477   100,000   SH        SOLE                     100,000
CATERPILLAR TRACTOR CO               COM    149123101     5,360   120,000   SH        SOLE                     120,000
BHP BILLITON LTD - SPON ADR          ADR    088606108     4,985   116,200   SH        SOLE                     116,200
PROCTER & GAMBLE CO                  COM    742718109     4,451    72,000   SH        SOLE                      72,000
EMERSON ELECTRIC CO                  COM    291011104     3,972   108,500   SH        SOLE                     108,500
SCHLUMBERGER LTD                     COM    806857108     3,598    85,000   SH        SOLE                      85,000
ORACLE CORP                          COM    68389X105     3,546   200,000   SH        SOLE                     200,000
KIMBERLY CLARK CORPORATION           COM    494368103     3,407    64,600   SH        SOLE                      64,600
ROYAL DUTCH SHELL PLC - ADR A        ADR    780259206     3,335    63,000   SH        SOLE                      63,000
INTERNATIONAL BUSINESS MACHINE       COM    459200101     3,307    39,300   SH        SOLE                      39,300
COVIDIEN LTD                         COM    G2552X108     3,276    90,400   SH        SOLE                      90,400
BP P.L.C.                            ADR    055622104     2,995    64,082   SH        SOLE                      64,082
INTEL CORP                           COM    458140100     2,988   203,800   SH        SOLE                     203,800
GENERAL ELECTRIC COMPANY             COM    369604103     2,916   180,000   SH        SOLE                     180,000
3M COMPANY                           COM    88579Y101     2,877    50,000   SH        SOLE                      50,000
COCA-COLA COMPANY                    COM    191216100     2,716    60,000   SH        SOLE                      60,000
MEDCO HEALTH SOLUTIONS INC           COM    58405U102     2,682    64,000   SH        SOLE                      64,000
ENBRIDGE INC.                        COM    29250N105     2,403    74,000   SH        SOLE                      74,000
MICROSOFT CORP.                      COM    594918104     2,333   120,000   SH        SOLE                     120,000
ILLINOIS TOOL WORKS                  COM    452308109     2,313    66,000   SH        SOLE                      66,000
LOWE'S CORP                          COM    548661107     2,238   104,000   SH        SOLE                     104,000
CISCO SYSTEMS INC                    COM    17275R102     2,187   134,200   SH        SOLE                     134,200
TARGET CORP                          COM    87612E106     2,175    63,000   SH        SOLE                      63,000
GLAXOSMITHKLINE PLC                  ADR    37733W105     1,864    50,000   SH        SOLE                      50,000
HOSPIRA INC                          COM    441060100     1,824    68,000   SH        SOLE                      68,000
HSBC HOLDINGS PLC-SPONS ADR          ADR    404280406     1,801    37,000   SH        SOLE                      37,000
AMERIPRISE FINANCIAL INC             COM    03076C106     1,682    72,000   SH        SOLE                      72,000
AMERICAN EXPRESS COMPANY             COM    025816109     1,521    82,000   SH        SOLE                      82,000
MERCK & CO.                          COM    589331107     1,520    50,000   SH        SOLE                      50,000
BRISTOL-MYERS SQUIBB CO              COM    110122108     1,488    64,000   SH        SOLE                      64,000
KOHL'S CORP                          COM    500255104     1,448    40,000   SH        SOLE                      40,000
AMETEK INC                           COM    031100100     1,405    46,500   SH        SOLE                      46,500
DOW CHEMICAL COMPANY                 COM    260543103     1,358    90,000   SH        SOLE                      90,000
WALGREENS                            COM    931422109     1,308    53,000   SH        SOLE                      53,000
ENBRIDGE ENERGY MANAGEMENT LLC       COM    29250X103     1,212    49,555   SH        SOLE                      49,555
BANK OF AMERICA CORP                 COM    060505104       931    66,118   SH        SOLE                      66,118
ELECTRONIC ARTS INC                  COM    285512109       648    40,400   SH        SOLE                      40,400
WEATHERFORD INTERNATIONAL            COM    G95089101       532    49,200   SH        SOLE                      49,200

GRAND TOTALS                                            134,695 3,660,751
